SEGMENT INFORMATION - REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue		$ 1,818,180	$ 1,921,311	$ 1,757,498
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		240,859	223,444	223,931
EMEA [Member] | SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		240,859	223,445	223,956
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		708,744	758,041	718,917
Americas [Member] | ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		134,557	142,473	119,589
Americas [Member] | CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		112,679	97,196	80,106
Americas [Member] | COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		71,219	75,373	61,042
Americas [Member] | EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue		14,260	12,527	16,741
Americas [Member] | UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		50,001	48,341	36,968
Americas [Member] | GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		16,195	16,732	15,771
Americas [Member] | MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		177,595	178,537	199,634
Americas [Member] | PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		136,266	151,681	151,755
Americas [Member] | PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue		9,439	10,156	14,629
Americas [Member] | URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue		2,866	3,184	3,475
Americas [Member] | PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue		4,095	4,466	4,990
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		877,661	944,806	816,373
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	(9,084)	(4,980)	(1,723)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		0	(1)	(25)
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		$ (20,428)	$ 17,375	$ 14,217	[2]

[1]	(*) Includes holding company level revenues and consolidation adjustments.
[2]	(*) Includes holding company level revenues and consolidation adjustments.